Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) $ in thousands	Core FFO per Diluted Share(5) ($)
					Total Shareholder Return(4)	Peer Group Shareholder Return(4)
2022	2,012,036	(1,803,086)	921,797	108,718	94	102	(20,537)	4.43
2021	2,307,770	5,287,904	1,244,209	2,521,725	159	149	(6,457)	3.99
2020	1,675,270	2,013,950	918,138	1,071,048	100	92	(1,790)	3.78

Company Selected Measure Name	Core FFO per diluted share
Named Executive Officers, Footnote [Text Block]	Mr. Decker was the CEO and our Principal Executive Officer for each of 2020, 2021, and 2022.Our other NEOs included: (a) Ms. Olson, who was the Chief Operating Officer and General Counsel during 2020, 2021 and 2022; (b) Mr. Kirchmann, who was the Chief Financial Officer during 2020, 2021 and a portion of 2022 from January 1, 2022 to January 10, 2022; and (c) Mr. Patel, who was the Chief Financial Officer during a portion of 2022 from January 10, 2022 to December 31, 2022.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. Our TSR peer group consists of the FTSE Nareit Apartment Index.
PEO Total Compensation Amount	$ 2,012,036	$ 2,307,770	$ 1,675,270
PEO Actually Paid Compensation Amount	$ (1,803,086)	5,287,904	2,013,950
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay Versus Performance table. Compensation actually paid does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general compensation actually paid is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and dividends paid on restricted stock units as such calculations are shown in detail in the table below. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments.The fair value of equity awards includes the value of restricted stock units (“RSU”), stock options, and performance-based restricted stock units (“PSU”). The measurement date fair value of RSUs was determined based on the market price of our common stock on the measurement date. The measurement date fair value of stock options was determined using a Black-Scholes valuation model. The measurement date fair value of PSUs was determined using a Monte Carlo fair value simulation model.

Year	Executives	Summary Compensation Table Total ($)	Subtract LTIP Stock Awards and Stock Option Awards ($)	Add Year-End Equity Fair Value ($)	Change in Fair Value of Prior Equity Awards ($)	Change in Fair Value of Vested Equity Awards ($)	Dividend Equivalents Paid on Vested Equity Awards ($)	Compensation Actually Paid ($)
2022	PEO	2,012,036	(1,234,306)	349,746	(2,642,404)	(394,893)	106,735	(1,803,086)
	Non-PEO NEOs	921,797	(416,117)	130,466	(454,443)	(111,155)	38,170	108,718
2021	PEO	2,307,770	(1,135,660)	2,192,188	1,659,253	183,105	81,248	5,287,904
	Non-PEO NEOs	1,244,209	(483,787)	933,871	688,858	86,341	52,233	2,521,725
2020	PEO	1,675,270	(784,668)	1,072,268	83,811	(97,318)	64,587	2,013,950
	Non-PEO NEOs	918,138	(323,471)	442,029	55,363	(55,568)	34,557	1,071,048
______________________________________

Non-PEO NEO Average Total Compensation Amount	$ 921,797	1,244,209	918,138
Non-PEO NEO Average Compensation Actually Paid Amount	$ 108,718	2,521,725	1,071,048
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay Versus Performance table. Compensation actually paid does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general compensation actually paid is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and dividends paid on restricted stock units as such calculations are shown in detail in the table below. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments.The fair value of equity awards includes the value of restricted stock units (“RSU”), stock options, and performance-based restricted stock units (“PSU”). The measurement date fair value of RSUs was determined based on the market price of our common stock on the measurement date. The measurement date fair value of stock options was determined using a Black-Scholes valuation model. The measurement date fair value of PSUs was determined using a Monte Carlo fair value simulation model.

Year	Executives	Summary Compensation Table Total ($)	Subtract LTIP Stock Awards and Stock Option Awards ($)	Add Year-End Equity Fair Value ($)	Change in Fair Value of Prior Equity Awards ($)	Change in Fair Value of Vested Equity Awards ($)	Dividend Equivalents Paid on Vested Equity Awards ($)	Compensation Actually Paid ($)
2022	PEO	2,012,036	(1,234,306)	349,746	(2,642,404)	(394,893)	106,735	(1,803,086)
	Non-PEO NEOs	921,797	(416,117)	130,466	(454,443)	(111,155)	38,170	108,718
2021	PEO	2,307,770	(1,135,660)	2,192,188	1,659,253	183,105	81,248	5,287,904
	Non-PEO NEOs	1,244,209	(483,787)	933,871	688,858	86,341	52,233	2,521,725
2020	PEO	1,675,270	(784,668)	1,072,268	83,811	(97,318)	64,587	2,013,950
	Non-PEO NEOs	918,138	(323,471)	442,029	55,363	(55,568)	34,557	1,071,048
______________________________________

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Important Financial Performance Measures
Total shareholder return
Core FFO per diluted share
Same-store NOI growth
Adjusted EBITDA margin

Total Shareholder Return Amount	$ 94	159	100
Peer Group Total Shareholder Return Amount	102	149	92
Net Income (Loss)	$ (20,537,000)	$ (6,457,000)	$ (1,790,000)
Company Selected Measure Amount | $ / shares	4.43	3.99	3.78
PEO Name	Mr. Decker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per diluted share
Non-GAAP Measure Description [Text Block]	See Appendix A: Non-GAAP Financial Measures and Reconciliations for additional information on the usage and a reconciliation of Core FFO per diluted share, a non-GAAP measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-store NOI growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin
PEO [Member] | Adjustment, Subtract LTIP Stock Awards And Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,234,306)	$ (1,135,660)	$ (784,668)
PEO [Member] | Adjustment, Add Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,746	2,192,188	1,072,268
PEO [Member] | Adjustment, Change In Fair Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,642,404)	1,659,253	83,811
PEO [Member] | Adjustment, Change In Fair Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(394,893)	183,105	(97,318)
PEO [Member] | Adjustment, Dividend Equivalents Paid On Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,735	81,248	64,587
Non-PEO NEO [Member] | Adjustment, Subtract LTIP Stock Awards And Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(416,117)	(483,787)	(323,471)
Non-PEO NEO [Member] | Adjustment, Add Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,466	933,871	442,029
Non-PEO NEO [Member] | Adjustment, Change In Fair Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(454,443)	688,858	55,363
Non-PEO NEO [Member] | Adjustment, Change In Fair Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(111,155)	86,341	(55,568)
Non-PEO NEO [Member] | Adjustment, Dividend Equivalents Paid On Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 38,170	$ 52,233	$ 34,557